General (Details) - USD ($)				1 Months Ended			12 Months Ended
	Aug. 28, 2022	Apr. 19, 2020	Jan. 13, 2020	Aug. 30, 2022	Feb. 28, 2022	May 16, 2021	Dec. 31, 2022
General (Details) [Line Items]
Stock capital, percentage			90.00%
Capital notes issued (in Dollars)		$ 2,000,000	$ 2,000
Issued and outstanding share capital percentage				35.94%			46.21%
Description of agreement						Company entered into a stock exchange and plan of restructuring agreement with Victor Hakmon, the other shareholder of Pro and Purex, and Jeffs’ Brands Ltd. (“Jeffs’ Brands”), a newly incorporated entity, pursuant to which, among other things, the Company and Victor Hakmon transferred all their holdings in Pro and Purex to Jeffs’ Brands, in return for a consideration of Jeffs’ Brands ordinary shares that were issued respectively.
Aggregate gross proceeds (in Dollars)				$ 15,500,000
Financial Statements [Member]
General (Details) [Line Items]
cash and cash equivalents (in Dollars)							$ 4,900,000
Gix Internet Ltd. [Member]
General (Details) [Line Items]
Holdings interests percentage					38.03%
Jeffs’ Brands Ltd.[Member]
General (Details) [Line Items]
Ownership interest, percentage							35.94%
Parazero Technologies Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage							40.35%
Parazero Technologies Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage							37.03%
Polyrizon Ltd. [Member]
General (Details) [Line Items]
Ownership interest, percentage							35.06%
Laminera Flow Optimization Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage							19.70%
Elbit Imaging Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage							5.72%
Automax Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage							6.46%
ClearMind Medicine, Inc.[Member]
General (Details) [Line Items]
Ownership interest, percentage							5.77%
SciSparc ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage							1.60%
Safee Cyber Technologies Ltd. [Member]
General (Details) [Line Items]
Ownership interest, percentage							2.35%
Maris-Tech Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage							1.28%
Colugo Systems Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage							0.97%
Safe Foods, Inc. [Member]
General (Details) [Line Items]
Ownership interest, percentage							0.47%
Tondo Smart Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage							0.67%
Bubbles Intergroup Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage							1.49%
Bottom of range [member] | Gix Internet Ltd. [Member]
General (Details) [Line Items]
Share issued (in Shares)	42.25